Stock Plans, Share-Based Payments and Warrants (Details 5) - $ / shares	12 Months Ended
	Dec. 31, 2013	May. 18, 2015	Dec. 31, 2014	Nov. 10, 2014	Feb. 14, 2014	May. 17, 2013
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.45	$ 0.85	$ 0.33	$ 0.60	$ 0.30	$ 0.60
Total Common Shares Issuable	5,081,023		5,010,815
Liability-classified warrants	8,806,575		11,742,100
Total	13,887,598		16,752,915
July 2009 Warrants
Class of Warrant or Right [Line Items]
Date Issued	Jul. 24, 2009
Expiry Date	Jul. 24, 2014
Exercise Price	$ 22.40
Total Common Shares Issuable	33,629		0
2007 Warrants - Lambda
Class of Warrant or Right [Line Items]
Date Issued	Nov. 14, 2007
Expiry Date	Mar. 21, 2019
Exercise Price	$ 0.30
Total Common Shares Issuable	8,806,575		11,742,100
Shareholder Rights Offering Warrants
Class of Warrant or Right [Line Items]
Date Issued	Mar. 10, 2011
Expiry Date	Mar. 10, 2016
Exercise Price	$ 0.40
Total Common Shares Issuable	2,264,817		2,228,238
March 2011 Lambda Warrants
Class of Warrant or Right [Line Items]
Date Issued	Mar. 10, 2011
Expiry Date	Mar. 21, 2019
Exercise Price	$ 0.40
Total Common Shares Issuable	2,782,577		2,782,577